`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     April 25, 2007

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		54

Form 13F Information Table Value Total:		216,954

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      419    10616 SH       SOLE                                      10616
Allegheny Technologies Inc     COM              01741R102      570     5341 SH       SOLE                                       5341
American Intl Group Com        COM              026874107     6507    96800 SH       SOLE                                      96800
Amgen Inc                      COM              031162100     3447    61677 SH       SOLE                                      61677
Anheuser Busch                 COM              035229103     4972    98540 SH       SOLE                                      98540
Avon Prods Inc Com             COM              054303102     1852    49710 SH       SOLE                                      49710
Bank Of America Corp New       COM              060505104      712    13960 SH       SOLE                                      13960
Berkshire Hathaway Inc Del Cl  COM              084670108     2725       25 SH       SOLE                                         25
Berkshire Hathaway Inc Del Cl  COM              084670207    13042     3583 SH       SOLE                                       3583
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chesapeake Energy Corp Com     COM              165167107     4260   137957 SH       SOLE                                     137957
ChevronTexaco Corp Com         COM              166764100    10585   143123 SH       SOLE                                     143123
Cisco Sys Inc                  COM              17275R102     6587   258018 SH       SOLE                                     258018
Coca-Cola                      COM              191216100     2677    55773 SH       SOLE                                      55773
Colgate Palmolive              COM              194162103      200     2996 SH       SOLE                                       2996
Colonial Bancorp Inc Com       COM              195493309      407    16440 SH       SOLE                                      16440
ConocoPhillips Com             COM              20825C104     7910   115735 SH       SOLE                                     115735
Dell Computer                  COM              24702R101     3856   166114 SH       SOLE                                     166114
Exxon Mobil Corp Com           COM              30231G102    19497   258412 SH       SOLE                                     258412
Fuelnation Inc Com New         COM              359528205        0    10000 SH       SOLE                                      10000
General Electric Co            COM              369604103     7210   203906 SH       SOLE                                     203906
Global Crossing                COM              G3921A100        0    13195 SH       SOLE                                      13195
Home Depot                     COM              437076102     5947   161878 SH       SOLE                                     161878
Intel                          COM              458140100     4052   211837 SH       SOLE                                     211837
International Pwr Grou Com     COM              46018A100        3    11525 SH       SOLE                                      11525
Johnson & Johnson              COM              478160104     7389   122616 SH       SOLE                                     122616
Kinder Morgan Mgmt Llc Shs     COM              49455U100      366     7152 SH       SOLE                                       7152
Lowes Cos Inc Com              COM              548661107     2630    83526 SH       SOLE                                      83526
Medtronic                      COM              585055106     1501    30600 SH       SOLE                                      30600
Microsoft                      COM              594918104     5371   192713 SH       SOLE                                     192713
Nokia Corp Sponsored Adr       COM              654902204     4318   188401 SH       SOLE                                     188401
Oracle Corp Com                COM              68389X105     5024   277133 SH       SOLE                                     277133
Pepsico                        COM              713448108     4362    68625 SH       SOLE                                      68625
Pfizer                         COM              717081103     5570   220497 SH       SOLE                                     220497
Proctor & Gamble               COM              742718109     2848    45097 SH       SOLE                                      45097
Provident Energy Tr Unit       COM              74386K104     1729   159725 SH       SOLE                                     159725
SLM Corp                       COM              78442P106     4841   118350 SH       SOLE                                     118350
Spyder Tr Unit Ser 1           COM              78462F103      271     1910 SH       SOLE                                       1910
Student Loan Corp              COM              863902102     4288    23063 SH       SOLE                                      23063
United Healthcare Corp Com     COM              91324P102     5698   107572 SH       SOLE                                     107572
Unitrin Inc Com                COM              913275103      522    11100 SH       SOLE                                      11100
Wachovia                       COM              929903102      223     4053 SH       SOLE                                       4053
Wal-Mart Stores Inc            COM              931142103      304     6484 SH       SOLE                                       6484
Walgreens, Inc.                COM              931422109     1986    43280 SH       SOLE                                      43280
Wrigley                        COM              982526105     3632    71305 SH       SOLE                                      71305
iShares Tr Dj Sel Div Inx      COM              464287168     7309   102290 SH       SOLE                                     102290
iShares Tr Msci Val Idx        COM              464288877    14419   194436 SH       SOLE                                     194436
iShares Tr Russell 2000        COM              464287655      652     8197 SH       SOLE                                       8197
iShares Tr S&P 100 Idx Fd      COM              464287101     7322   112451 SH       SOLE                                     112451
iShares Tr S&P 500/Bar Value   COM              464287408      206     2650 SH       SOLE                                       2650
iShares Tr S&P Gbl Energy      COM              464287341     5598    50225 SH       SOLE                                      50225
iShares Tr S&P Midcap Value    COM              464287705     6631    79387 SH       SOLE                                      79387
iShares Tr S&P Smlcp Grow      COM              464287887     1244     9313 SH       SOLE                                       9313
iShares Tr S&P Smlcp Value     COM              464287879     3263    42541 SH       SOLE                                      42541